Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Long-Term Debt

The components of long-term debt are shown below.

		At December 31,
Interest Rate	Maturity	2012	2011
		(millions of dollars)
First Mortgage Bonds
Pepco:
4.95% (a)(b)	2013	$200	$200
4.65% (a)(b)	2014	175	175
3.05%	2022	200	—
6.20% (a)(b)(c)	2022	110	110
5.375% (a)	2024	—	38
5.75% (a)(b)	2034	100	100
5.40% (a)(b)	2035	175	175
6.50% (a)(b)(c)	2037	500	500
7.90%	2038	250	250

ACE:
6.63%	2013	69	69
7.63%	2014	7	7
7.68%	2015 - 2016	17	17
7.75%	2018	250	250
6.80% (a)	2021	39	39
4.35%	2021	200	200
5.60% (a)	2025	—	4
4.875% (a)(b)(c)	2029	23	23
5.80% (a)(b)	2034	120	120
5.80% (a)(b)	2036	105	105

DPL:
6.40%	2013	250	250
5.22% (a)	2016	100	100
5.20% (a)	2019	—	31
0.75%-4.90% (a)(e)	2026	—	35
4.00%	2042	250	—

Total First Mortgage Bonds		3,140	2,798

Unsecured Tax-Exempt Bonds
DPL:
1.80% (d)	2025	—	15
2.30% (f)	2028	—	16
5.40%	2031	78	78

Total Unsecured Tax-Exempt Bonds		$78	$109

(a)	Represents a series of first mortgage bonds issued by the indicated company (Collateral First Mortgage Bonds) as collateral for an outstanding series of senior notes issued by the company or tax-exempt bonds issued for the benefit of the company. The maturity date, optional and mandatory prepayment provisions, if any, interest rate, and interest payment dates on each series of senior notes or the company’s obligations in respect of the tax-exempt bonds are identical to the terms of the corresponding series of Collateral First Mortgage Bonds. Payments of principal and interest on a series of senior notes or the company’s obligations in respect of the tax-exempt bonds satisfy the corresponding payment obligations on the related series of Collateral First Mortgage Bonds. Because each series of senior notes or the company’s obligations in respect of the tax-exempt bonds and the corresponding series of Collateral First Mortgage Bonds securing that series of senior notes or tax-exempt bonds obligations effectively represents a single financial obligation, the senior notes and the tax-exempt bonds are not separately shown on the table.
(b)	Represents a series of Collateral First Mortgage Bonds issued by the indicated company that in accordance with its terms will, at such time as there are no first mortgage bonds of the issuing company outstanding (other than Collateral First Mortgage Bonds securing payment of senior notes), cease to secure the corresponding series of senior notes and will be cancelled.
(c)	Represents a series of Collateral First Mortgage Bonds as to which the indicated company has agreed in connection with the issuance of the corresponding series of senior notes that, notwithstanding the terms of the Collateral First Mortgage Bonds described in footnote (b) above, it will not permit the release of the Collateral First Mortgage Bonds as security for the series of senior notes for so long as the senior notes remain outstanding, unless the company delivers to the senior note trustee comparable secured obligations to secure the senior notes.
(d)	On July 1, 2010, DPL purchased this series of tax-exempt bonds issued for the benefit of DPL by the Delaware Economic Development Authority (DEDA) pursuant to a mandatory repurchase provision in the indenture for the bonds that was triggered by the expiration of the original interest period for the bonds. While DPL held the bonds, they remained outstanding as a contractual matter, but were considered extinguished for accounting purposes. On December 1, 2010, DPL resold the bonds to the public, at which time the interest rate on the bonds was changed from 5.50% to a fixed rate of 1.80%. The bonds were purchased by DPL on June 1, 2012 pursuant to a mandatory purchase obligation and then retired.
(e)	These bonds bearing an interest rate of 4.90% were repurchased. On June 1, 2011, DPL resold these bonds that were subject to mandatory repurchase on May 1, 2011 at an interest rate of 0.75%. The bonds were purchased by DPL on June 1, 2012 pursuant to a mandatory purchase obligation and then retired.
(f)	On July 1, 2010, DPL purchased this series of tax-exempt bonds issued for the benefit of DPL by DEDA pursuant to a mandatory repurchase provision in the indenture for the bonds that was triggered by the expiration of the original interest period for the bonds. While DPL held the bonds, they remained outstanding as a contractual matter, but were considered extinguished for accounting purposes. On December 1, 2010, DPL resold the bonds to the public, at which time the interest rate on the bonds was changed from 5.65% to a fixed rate of 2.30%. The bonds were purchased by DPL on June 1, 2012 pursuant to a mandatory purchase obligation and then retired.

		At December 31,
Interest Rate	Maturity	2012	2011
		(millions of dollars)
Medium-Term Notes (unsecured)

DPL:
7.56% - 7.58%	2017	$14	$14
6.81%	2018	4	4
7.61%	2019	12	12
7.72%	2027	10	10

Total Medium-Term Notes (unsecured)		40	40

Recourse Debt
PCI:
6.59% - 6.69%	2014	11	11

Notes (secured)
Pepco Energy Services:
5.90% - 7.46%	2017-2024	15	15

Notes (unsecured)
PHI:
2.70%	2015	250	250
5.90%	2016	190	190
6.125%	2017	81	81
7.45%	2032	185	185

DPL:
5.00%	2014	100	100
5.00%	2015	100	100

Total Notes (unsecured)		906	906

Total Long-Term Debt		4,190	3,879
Net unamortized discount		(13)	(12)
Current portion of long-term debt		(529)	(73)

Total Net Long-Term Debt		$3,648	$3,794

Transition Bonds Issued by ACE Funding
4.46%	2016	$19	$29
4.91%	2017	75	102
5.05%	2020	54	54
5.55%	2023	147	147

Total		295	332
Net unamortized discount		—	—
Current portion of long-term debt		(39)	(37)

Total Net Long-Term Transition Bonds issued by ACE Funding		$256	$295

Components of Short-Term Debt

A detail of the components of PHI’s short-term debt at December 31, 2012 and 2011 is as follows:

	2012	2011
	(millions of dollars)
Commercial paper	$637	$586
Variable rate demand bonds	128	146
Term loan agreement	200	—

Total	$965	$732